Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 2,608,929	$ 2,545,389	$ 2,723,728
Policy loans	(878,737)	(974,618)	(1,054,588)
Policy loan repayments and interest	1,440,781	1,391,042	1,345,089
Surrenders, withdrawals and death benefits	(3,600,736)	(4,388,275)	(3,282,313)
Net transfers from/(to) other subaccounts or fixed rate option	(567,531)	(221,153)	751,277
Miscellaneous transactions	11,374	256	5,091
Administrative and other charges	(1,445,485)	(1,617,063)	(1,756,998)
Net Contributions (Withdrawals) by Contract Owners	(2,431,405)	(3,264,422)	(1,268,714)
VIP & PDISCO
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	813	636	25,539
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	(165,359)	(237,974)	(272,041)
Net transfers from/(to) other subaccounts or fixed rate option	62,417	(25,448)	21,244
Miscellaneous transactions	23	0	0
Administrative and other charges	(345)	(458)	(545)
Net Contributions (Withdrawals) by Contract Owners	(102,451)	(263,244)	(225,803)
PVAL & PVAL $100,000 face value
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	2,608,116	2,544,753	2,698,189
Policy loans	(878,737)	(974,618)	(1,054,588)
Policy loan repayments and interest	1,440,781	1,391,042	1,345,089
Surrenders, withdrawals and death benefits	(3,435,377)	(4,150,301)	(3,010,272)
Net transfers from/(to) other subaccounts or fixed rate option	(629,948)	(195,705)	730,033
Miscellaneous transactions	11,351	256	5,091
Administrative and other charges	(1,445,140)	(1,616,605)	(1,756,453)
Net Contributions (Withdrawals) by Contract Owners	(2,328,954)	(3,001,178)	(1,042,911)
CVAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	0	0
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	$ 0	$ 0	$ 0